Trade receivables - Disclosure of movements of the provision for the impairment of trade receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening balance at 1 April	€ (4,701)	€ (3,575)	€ (3,354)
Charged for the year	(1,447)	(2,306)	(1,970)
Utilized	1,040	184	390
Unused amounts reversed	869	913	1,309
Effect of movements in foreign exchange	122	83	50
Closing balance at 31 Marc	€ (4,117)	€ (4,701)	€ (3,575)